Mezzanine Equity, Series E Preferred Shares (Details) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Sep. 08, 2021 USD ($) shares	Feb. 17, 2020 USD ($) shares	Jun. 30, 2019	Mar. 29, 2019 $ / shares shares	Mar. 28, 2020 USD ($) shares	Dec. 31, 2022 USD ($) Price $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 29, 2020	Dec. 31, 2019 shares
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares) | shares						7,200,000	2,188	14,350
Adjustments to additional paid in capital, beneficial conversion feature of convertible preferred stock							$ 900	$ 1,067
Shares redeemed (in shares) | shares						1,349,252		21,364
Preferred shares, shares outstanding (in shares) | shares						5,864,200	13,452	11,264		15,724
Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares) | shares						0
Issue price per share (in dollars per share) | $ / shares				$ 1,000
Number of prices used to calculate conversion price | Price						4
Conversion price (in dollars per share) | $ / shares				$ 10,000		$ 0.88
Percentage of lowest daily VWAP used to determine conversion price				80.00%
Threshold consecutive trading days						20 days
Number of common shares that can be voted for each preferred share (in shares) | shares				1,000
Liquidation preference (in dollars per share) | $ / shares				$ 1,000
Redemption premium as a percentage of Liquidation Amount						20.00%			15.00%
Dividend rate			15.00%		15.00%
Interest rate on accrued but unpaid dividends			15.00%	15.00%					20.00%
Adjustments to additional paid in capital, beneficial conversion feature of convertible preferred stock							$ 900	$ 1,067
Shares redeemed (in shares) | shares					21,364	0	0
Shares redeemed					$ 24,569
Preferred shares, shares outstanding (in shares) | shares						13,452	13,452
Common shares that would be issued upon conversion (in shares) | shares						15,286,364
Adjustment to redemption value							$ 437	2,253
Dividends declared						$ 2,046	1,883	$ 1,796
Series E Preferred Shares [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares				$ 0.6
Family Trading Inc. [Member] | Series E Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares) | shares	2,188	16,004		27,129
Issue price per share (in dollars per share) | $ / shares				$ 1,000
Outstanding consideration settled with issuance of preferred shares		$ 14,350
Dividends settled with issuance of preferred shares		1,621
Accrued interest on unpaid dividends settled with issuance of preferred shares		$ 32
Issuance of preferred shares	$ 2,188
Redemption premium					$ 3,204
Dividends declared						$ 2,046	$ 1,883